Nuveen New York Municipal Value Fund
Portfolio of Investments May 31, 2024
(Unaudited)
NNY
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 98.1% (99.5% of Total Investments)
X 164,765,338
MUNICIPAL BONDS - 98.1%  (99.5% of Total Investments) X 164,765,338
Consumer Staples - 3.2% (3.3% of Total Investments)
$ 1,100 Erie County Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2005A, 5.000%, 6/01/38
7/24 at 100.00 $ 1,047,827
440 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Series 2016A-1, 5.625%, 6/01/35
No Opt. Call 448,445
3,440 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Series Series 2016A-1, 5.750%, 6/01/43
No Opt. Call 3,424,256
500 TSASC Inc., New York, Tobacco Settlement Asset-Backed Bonds, Fiscal
2017 Series B, 5.000%, 6/01/25
No Opt. Call 498,993
Total Consumer Staples 5,419,521
Education and Civic Organizations - 16.3% (16.5% of Total Investments)
680 Buffalo and Erie County Industrial Land Development Corporation, New
York, Revenue Bonds, Enterprise Charter School Project, Series 2011A,
7.500%, 12/01/40
7/24 at 100.00 596,666
1,250 Build New York City Resource Corporation, New York, Revenue Bonds,
City University of New York - Queens College, Q Student Residences, LLC
Project, Refunding Series 2014A, 5.000%, 6/01/43
7/24 at 100.00 1,249,967
Build New York City Resource Corporation, New York, Revenue Bonds,
Classical Charter Schools Series 2023A:
100 4.500%, 6/15/43 6/31 at 100.00 95,550
140 4.750%, 6/15/58 6/31 at 100.00 130,824
1,015 Build New York City Resource Corporation, New York, Revenue Bonds,
KIPP New York City Public School Facilities, Canal West Project, Series
2022, 5.250%, 7/01/62
7/32 at 100.00 1,032,283
230 (c) Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020C-1, 5.000%, 6/01/40
12/30 at 100.00 215,313
385 (c) Build NYC Resource Corporation, New York, Revenue Bonds, Richmond
Preparatory Charter School Project, Social Impact Project Series 2021A,
5.000%, 6/01/56
6/29 at 100.00 347,632
475 (c) Dormitory Authority of the State of New York, General Revenue Bonds,
American Musical and Dramatic Academy Inc., Series 2023A, 7.250%,
7/01/53
7/33 at 100.00 492,192
1,080 Dormitory Authority of the State of New York, General Revenue Bonds,
Yeshiva University, Series 2022A, 5.000%, 7/15/50
7/32 at 100.00 1,058,334
1,000 Dormitory Authority of the State of New York, Housing Revenue Bonds,
Fashion Institute of Technology, Series 2007, 5.250%, 7/01/34 - FGIC
Insured
No Opt. Call 1,015,920
Dormitory Authority of the State of New York, Revenue Bonds, Icahn
School of Medicine at Mount Sinai, Refunding Series 2015A:
1,330 5.000%, 7/01/40 7/25 at 100.00 1,333,165
2,180 5.000%, 7/01/45 7/25 at 100.00 2,183,037
Dormitory Authority of the State of New York, Revenue Bonds, New School
University, Series 2015A:
1,820 5.000%, 7/01/40 7/25 at 100.00 1,829,838
1,000 Dormitory Authority of the State of New York, Revenue Bonds, New
School University, Series 2016A, 5.000%, 7/01/41
1/27 at 100.00 1,012,662
385 Dormitory Authority of the State of New York, Revenue Bonds, New
School University, Series 2022A, 4.000%, 7/01/47
7/32 at 100.00 351,420
825 Dormitory Authority of the State of New York, Revenue Bonds, New York
University, Series 2015A, 5.000%, 7/01/45
7/25 at 100.00 832,503
2,760 Dormitory Authority of the State of New York, Revenue Bonds, New York
University, Series 2016A, 5.000%, 7/01/35
7/26 at 100.00 2,841,110
Dormitory Authority of the State of New York, Revenue Bonds, New York
University, Series 2018A:
1,000 5.000%, 7/01/40 7/28 at 100.00 1,052,672
175 5.000%, 7/01/48 7/28 at 100.00 181,713

Nuveen New York Municipal Value Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

NNY
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 2,625 Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller
University, Green Series 2019B, 5.000%, 7/01/50
7/29 at 100.00 $ 2,723,691
670 Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller
University, Series 2022A, 4.000%, 7/01/42
7/32 at 100.00 661,437
845 (c) Dormitory Authority of the State of New York, Revenue Bonds, Vaughn
College of Aeronautics & Technology, Series 2016A, 5.500%, 12/01/36
12/26 at 100.00 786,437
725 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation
Series 2016C, 5.625%, 1/01/55
1/34 at 100.00 642,856
Hempstead Town Local Development Corporation, New York, Revenue
Bonds, Adelphi University Project, Series 2013:
100 5.000%, 9/01/38 7/24 at 100.00 100,043
300 5.000%, 9/01/43 7/24 at 100.00 300,058
Monroe County Industrial Development Corporation, New York, Revenue
Bonds, St. John Fisher College, Series 2011:
1,000 6.000%, 6/01/30 7/24 at 100.00 1,001,700
1,000 6.000%, 6/01/34 7/24 at 100.00 1,001,688
50 New Rochelle Corporation, New York, Local Development Revenue
Bonds, Iona College Project, Series 2015A, 5.000%, 7/01/40
7/25 at 100.00 50,167
405 New York City Industrial Development Agency, New York, PILOT Payment
in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project,
Refunding Series 2021A, 3.000%, 1/01/37 - AGM Insured
1/31 at 100.00 353,660
3,000 New York City Industrial Development Agency, New York, PILOT Payment
in Lieu of Taxes Revenue Bonds, Yankee Stadium Project, Series 2009A,
0.000%, 3/01/40 - AGC Insured
No Opt. Call 1,433,704
500 New York City Industrial Development Agency, New York, PILOT Payment
in Lieu of Taxes Revenue Bonds, Yankee Stadium Project, Series 2020A,
4.000%, 3/01/45 - AGM Insured
9/30 at 100.00 473,857
Total Education and Civic Organizations 27,382,099
Financials - 0.7% (0.7% of Total Investments)
1,000 Liberty Development Corporation, New York, Goldman Sachs
Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37
No Opt. Call 1,160,403
Total Financials 1,160,403
Health Care - 12.3% (12.4% of Total Investments)
Dormitory Authority of the State of New York, General Revenue Bonds,
Northwell Health Obligated Group, Series 2022A:
1,430 4.000%, 5/01/45 5/32 at 100.00 1,332,179
2,700 4.250%, 5/01/52 5/32 at 100.00 2,542,021
1,000 5.000%, 5/01/52 5/32 at 100.00 1,035,899
2,000 Dormitory Authority of the State of New York, Revenue Bonds, Memorial
Sloan Kettering Cancer Center Series 2022-1A, 4.000%, 7/01/51
7/32 at 100.00 1,877,816
2,100 Dormitory Authority of the State of New York, Revenue Bonds, Montefiore
Obligated Group, Series 2018A, 5.000%, 8/01/34
8/28 at 100.00 2,129,015
Dormitory Authority of the State of New York, Revenue Bonds, NYU
Langone Hospitals Obligated Group, Series 2020A:
2,000 4.000%, 7/01/50 7/30 at 100.00 1,915,058
1,040 4.000%, 7/01/53 7/30 at 100.00 984,268
Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2017:
225 (c) 5.000%, 12/01/24 No Opt. Call 224,297
800 (c) 5.000%, 12/01/32 6/27 at 100.00 744,060
1,160 (c) 5.000%, 12/01/36 6/27 at 100.00 1,026,734
3,460 Dutchess County Local Development Corporation, New York, Revenue
Bonds, Health Quest Systems, Inc. Project, Series 2016B, 4.000%, 7/01/41
7/26 at 100.00 3,106,522
230 Livingston County Industrial Development Agency, New York, Civic Facility
Revenue Bonds, Nicholas H. Noyes Hospital, Series 2005, 6.000%, 7/01/30
7/24 at 100.00 230,289
660 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester General Hospital Project, Series 2017, 5.000%, 12/01/46
12/26 at 100.00 661,144
2,875 Westchester County Local Development Corporation, New York, Revenue
Bonds, Westchester Medical Center Obligated Group Project, Refunding
Series 2016, 5.000%, 11/01/46
11/25 at 100.00 2,710,334

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
$ 65 Westchester County Local Development Corporation, New York, Revenue
Bonds, Westchester Medical Center Obligated Group Project, Series
2023, 6.250%, 11/01/52
11/33 at 100.00 $ 72,401
Total Health Care 20,592,037
Industrials - 2.3% (2.4% of Total Investments)
3,930 (c) New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44
11/24 at 100.00 3,937,079
10 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 7 World Trade Center Project, Refunding Green Series 2022A-CL2,
3.500%, 9/15/52
3/30 at 100.00 7,842
Total Industrials 3,944,921
Long-Term Care - 0.2% (0.2% of Total Investments)
220 Dormitory Authority of the State of New York, Non-State Supported Debt,
Ozanam Hall of Queens Nursing Home Revenue Bonds, Series 2006,
5.000%, 11/01/31
7/24 at 100.00 208,579
100 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Saint Ann's Community Project, Series 2019, 5.000%, 1/01/40
1/26 at 103.00 86,230
Total Long-Term Care 294,809
Materials - 0.3% (0.3% of Total Investments)
530 (c) Build New York City Resource Corporation, New York, Solid Waste
Disposal Revenue Bonds, Pratt Paper NY, Inc. Project, Series 2014, 5.000%,
1/01/35, (AMT)
1/25 at 100.00 532,528
Total Materials 532,528
Tax Obligation/General - 6.7% (6.8% of Total Investments)
1,000 Nassau County, New York, General Obligation Bonds, General
Improvement Bonds Series 2019B, 5.000%, 4/01/44 - AGM Insured
4/30 at 100.00 1,063,666
5,000 Nassau County, New York, General Obligation Bonds, General
Improvement Series 2022A, 4.125%, 4/01/47 - AGM Insured
4/32 at 100.00 4,894,535
1,000 Nassau County, New York, General Obligation Bonds, General
Improvment Series 2016C, 5.000%, 4/01/35
4/26 at 100.00 1,023,814
1,000 New York City, New York, General Obligation Bonds, Fiscal 2018 Series
E-1, 5.000%, 3/01/40
3/28 at 100.00 1,040,218
835 New York City, New York, General Obligation Bonds, Fiscal 2020
SeriesD-1, 4.000%, 3/01/50
3/30 at 100.00 792,438
1,900 New York City, New York, General Obligation Bonds, Fiscal 2022 Series
A-1, 5.000%, 8/01/47
8/31 at 100.00 2,010,497
409 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1,
4.000%, 7/01/41
7/31 at 103.00 380,176
Total Tax Obligation/General 11,205,344
Tax Obligation/Limited - 16.1% (16.4% of Total Investments)
2,140 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2015A, 5.000%, 3/15/31
3/25 at 100.00 2,155,927
1,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Bidding Group 1 Through 5, Series
2020A, 4.000%, 3/15/44
9/30 at 100.00 963,429
3,000 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2017A Group C, 5.000%, 3/15/41
3/27 at 100.00 3,090,152
2,500 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D, 5.000%, 11/15/26
11/25 at 100.00 2,527,639
540 Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,
Second Indenture Fiscal 2017 Series A, 5.000%, 2/15/39
2/27 at 100.00 556,675
2,465 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2020 Subseries S-1B, 4.000%, 7/15/43
7/29 at 100.00 2,364,589
2,000 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal Series 2015S-2, 5.000%, 7/15/40
7/25 at 100.00 2,016,217
445 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal Series 2016S-1, 5.000%, 7/15/34
1/26 at 100.00 452,975

Nuveen New York Municipal Value Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

NNY
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2017 Series E-1:
$ 1,125 5.000%, 2/01/39 2/27 at 100.00 $ 1,152,105
1,000 5.000%, 2/01/43 2/27 at 100.00 1,018,856
1,685 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Bidding Group 1 Series 2022A, 5.000%, 3/15/45
9/32 at 100.00 1,805,074
1,000 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose Group 1, Series 2019A, 4.000%,
3/15/48
9/28 at 100.00 945,031
2,000 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2020C, 4.000%, 3/15/49
9/30 at 100.00 1,885,679
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
6,509 0.000%, 7/01/51 7/28 at 30.01 1,548,082
3,218 5.000%, 7/01/58 7/28 at 100.00 3,219,044
17 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.536%, 7/01/53
7/28 at 100.00 16,325
1,030 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2022 A, 4.000%, 5/15/51
5/32 at 100.00 971,997
90 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Subseries 2021A-1, 5.000%, 5/15/51
5/31 at 100.00 94,701
355 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Senior Lien Bonds, Series 2022C, 4.125%, 5/15/52
5/32 at 100.00 340,155
Total Tax Obligation/Limited 27,124,652
Transportation - 22.3% (22.6% of Total Investments)
1,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2019A-1, 5.000%, 11/15/48,
(Mandatory Put 11/15/24)
No Opt. Call 1,505,534
970 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020C-1, 5.000%, 11/15/50
5/30 at 100.00 999,523
1,315 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2015F, 5.000%, 11/15/32
11/25 at 100.00 1,339,019
1,800 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2014D-1, 5.000%, 11/15/39
11/24 at 100.00 1,809,561
New York City Industrial Development Agency, New York, Civic Facility
Revenue Bonds, Bronx Parking Development Company, LLC Project,
Series 2007:
2,000 (d) 2.300%, 10/01/37 7/24 at 100.00 1,280,000
1,500 (d) 2.350%, 10/01/46 7/24 at 100.00 960,000
New York Transportation Development Corporation, New York, Facility
Revenue Bonds, Thruway Service Areas Project, Series 2021:
1,255 4.000%, 10/31/41, (AMT) 10/31 at 100.00 1,101,010
290 4.000%, 10/31/46, (AMT) 10/31 at 100.00 243,395
1,830 4.000%, 4/30/53, (AMT) 10/31 at 100.00 1,474,452
New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A:
400 5.000%, 7/01/46, (AMT) 7/24 at 100.00 398,123
3,815 5.250%, 1/01/50, (AMT) 7/24 at 100.00 3,798,855
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Refunding Series 2016:
505 5.000%, 8/01/26, (AMT) 6/24 at 100.00 505,162
2,625 5.000%, 8/01/31, (AMT) 6/24 at 100.00 2,625,268
105 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020, 5.375%, 8/01/36, (AMT)
8/30 at 100.00 110,893
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, New Terminal 1 John F Kennedy International
Airport Project, Green Series 2023:
355 6.000%, 6/30/54, (AMT) 6/31 at 100.00 389,410
1,515 5.375%, 6/30/60, (AMT) 6/31 at 100.00 1,571,215

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation (continued)
$ 290 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2020A, 5.000%, 12/01/37, (AMT)
12/30 at 100.00 $ 302,482
340 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2020C, 5.000%, 12/01/35
12/30 at 100.00 364,502
1,785 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2022, 5.000%, 12/01/35, (AMT)
12/32 at 100.00 1,888,776
New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2018:
2,000 5.000%, 1/01/27, (AMT) No Opt. Call 2,054,385
400 5.000%, 1/01/28, (AMT) No Opt. Call 415,619
850 5.000%, 1/01/31, (AMT) 1/28 at 100.00 876,903
400 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2020, 5.000%, 10/01/40, (AMT)
10/30 at 100.00 414,672
1,000 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2023, 6.000%, 4/01/35, (AMT)
4/31 at 100.00 1,136,923
3,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Ninety-Fourth Series 2015, 5.000%, 10/15/41
10/25 at 100.00 3,038,617
1,930 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Eleventh Series 2018, 4.000%, 9/01/43
9/28 at 100.00 1,872,175
800 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Fifth Series 2017, 5.000%, 11/15/42
11/27 at 100.00 830,074
1,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Twentieth Series 2019, 4.000%, 11/01/59, (AMT)
11/29 at 100.00 890,710
1,155 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, Refunding Subordinate Lien Series 2017A2, 5.000%,
11/15/42
5/27 at 100.00 1,182,104
2,000 Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, Refunding Series 2018C, 5.000%, 11/15/37
11/28 at 100.00 2,108,057
Total Transportation 37,487,419
U.S. Guaranteed - 0.4% (0.4% of Total Investments) (e)
Dormitory Authority of the State of New York, Lease Revenue Bonds, State
University Dormitory Facilities, Series 2015A:
235 5.000%, 7/01/31, (Pre-refunded 7/01/25) 7/25 at 100.00 239,087
265 5.000%, 7/01/33, (Pre-refunded 7/01/25) 7/25 at 100.00 269,609
Dormitory Authority of the State of New York, Revenue Bonds, New School
University, Series 2015A:
135 5.000%, 7/01/45, (Pre-refunded 7/01/25) 7/25 at 100.00 137,061
Total U.S. Guaranteed 645,757
Utilities - 17.3% (17.5% of Total Investments)
300 Buffalo Municipal Water Finance Authority, New York, Water System
Revenue Bonds, Refunding Series 2015A, 5.000%, 7/01/29
7/25 at 100.00 303,413
830 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Green Series 2023E, 5.000%, 9/01/53
9/33 at 100.00 890,702
420 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2014A, 5.000%, 9/01/44
9/24 at 100.00 420,627
580 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2016B, 5.000%, 9/01/46
9/26 at 100.00 589,267
3,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2018
Series CC-1, 5.000%, 6/15/48
6/27 at 100.00 3,063,466
1,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2018
Series EE, 5.000%, 6/15/39
12/25 at 100.00 1,016,426

Nuveen New York Municipal Value Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

NNY
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
$ 2,200 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series EE, 4.000%, 6/15/42
6/30 at 100.00 $ 2,192,171
1,145 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2023
Series AA-1, 5.250%, 6/15/52
12/32 at 100.00 1,237,629
2,500 New York State Environmental Facilities Corporation, State Clean
Water and Drinking Water Revolving Funds Revenue Bonds, New York
City Municipal Water Finance Authority Projects, Second Resolution
Subordinated SRF Series 2015A, 5.000%, 6/15/40
6/25 at 100.00 2,527,875
1,000 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2017A, 5.000%, 6/15/46
6/27 at 100.00 1,023,830
4,800 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2017E, 5.000%, 6/15/47
6/27 at 100.00 4,910,252
1,895 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2022A, 5.000%, 6/15/51
6/32 at 100.00 2,012,321
2,000 New York State Environmental Facilities Corporation, State Revolving
Funds Revenue Bonds, Green Series 2022B, 5.250%, 9/15/52
9/32 at 100.00 2,160,630
5,000 New York State Power Authority, General Revenue Bonds, Series 2020A,
4.000%, 11/15/55
5/30 at 100.00 4,684,790
650 New York State Power Authority, Green Transmission Project Revenue
Bonds, Green Series 2023A, 5.000%, 11/15/48 - AGM Insured
11/33 at 100.00 703,037
500 (c) Niagara Area Development Corporation, New York, Solid Waste Disposal
Facility Revenue Refunding Bonds, Covanta Energy Project, Series 2018A,
4.750%, 11/01/42, (AMT)
7/24 at 100.00 456,363
775 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/47
7/30 at 100.00 783,049
Total Utilities 28,975,848
Total Municipal Bonds
(cost $164,383,183) 164,765,338
Total Long-Term Investments
(cost $164,383,183) 164,765,338
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS -  0.5% (0.5% of Total Investments)
X 750,000
MUNICIPAL BONDS - 0.5%  (0.5% of Total Investments) X 750,000
Housing/Multifamily - 0 .5% ( 0 .5 % of Total Investments)
$ 750 (f) New York City Housing Development Corporation, New York, Multifamily
Housing Revenue Bonds, Green Series 2023B-2, 3.260%, 5/01/54,
(Mandatory Put 6/07/24)
5/24 at 100.00 $ 750,000
Total Housing/Multifamily 750,000
Total Municipal Bonds
(cost $750,000) 750,000
Total Short-Term Investments
(cost $750,000) 750,000
Total Investments
(cost $165,133,183) - 98.6% 165,515,338
Other Assets & Liabilities, Net - 1.4% 2,366,751
Net Assets Applicable to Common Shares - 100% $ 167,882,089

include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 164,765,338 $ – $ 164,765,338
Short-Term Investments:
Municipal Bonds – 750,000 – 750,000
Total
$ – $ 165,515,338 $ – $ 165,515,338
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $9,545,684 or 5.8% of Total Investments.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(f) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
AMT Alternative Minimum Tax